INCOME TAX EXPENSES (Details Narrative)		12 Months Ended
	Jan. 16, 2023 AED (د.إ)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Net profits | $		$ 793,698	$ 1,019,999	$ 1,193,625
UNITED ARAB EMIRATES
Federal corporate tax rate	9.00%
Net profits | د.إ	د.إ 375,000
SINGAPORE
Federal corporate tax rate	17.00%